Cash and cash equivalents - Schedule of cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Bank deposits	$ 0	$ 215,000
Cash at bank and in hand	161,478	81,954
TOTAL	$ 161,478	$ 296,954